Condensed Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues		$ 510,932	$ 457,608	$ 1,011,811	$ 892,491	$ 1,814,254	$ 1,794,894	$ 1,597,930
Operating expenses
Research and development funding expense		5,776	21,457	13,415	44,448	83,036	392,609	117,866
Provision for changes in expected cash flows from financial royalty assets		47,278	72,210	135,290	22,177	(1,019,321)	(57,334)	400,665
Amortization of intangible assets		5,733	5,733	11,466	12,332	23,924	33,267	33,267
General and administrative expenses		42,799	30,349	80,864	54,775	103,439	61,906	106,440
Total operating expenses, net		101,586	129,749	241,035	133,732	(808,922)	430,448	658,238
Operating income		409,346	327,859	770,776	758,759	2,623,176	1,364,446	939,692
Other (income)/expense
Equity in (earnings)/loss of non-consolidated affiliates		(29,292)	8,144	(20,218)	13,673	32,517	7,023	(163,779)
Interest expense		34,189	69,168	87,773	136,434	268,573	279,956	247,339
Realized gain on available for sale debt securities							(419,481)	(412,152)
Gain on sale of royalty asset								(52,753)
Unrealized (gain)/loss on derivative contracts		(647)	39,414	32,798	65,254	39,138	(11,923)	(16,999)
Unrealized (gain)/loss on equity securities		(193,895)	36,800	(40,729)	(16,944)	(155,749)	13,939
Interest income		(2,724)	(4,474)	(5,582)	(14,501)	(22,329)	(24,441)	(6,762)
Other non-operating (income)/expense, net		(261)	37	5,662	(21)	(393)	1,518	1,618
Total other (income)/expense, net		(192,630)	149,089	59,704	183,895	161,757	(153,409)	(403,488)
Consolidated net income before tax		601,976	178,770	711,072	574,864	2,461,419	1,517,855	1,343,180
Income tax expense		0	0	0	0	0	0	0
Consolidated net income		601,976	178,770	711,072	574,864	2,461,419	1,517,855	1,343,180
Less: Net income attributable to non-controlling interest		(159,902)	(27,057)	(197,758)	(55,707)	(112,884)	(140,126)	(133,155)
Net income attributable to controlling interest		442,074	151,713	513,314	519,157	2,348,535	1,377,729	1,210,025
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassification of loss on interest rate swaps included in net income		0	1,602	4,066	3,189	6,189	8,003	8,931
Change in unrealized movement on available for sale debt securities		6,949	2,939	59,674	2,939	6,159	(402,502)	(341,099)
Other comprehensive income		6,949	4,541	63,740	6,128	12,348	(394,499)	(332,168)
Comprehensive income		449,023	156,254	577,054	525,285	2,360,883	983,230	877,857
Less: Other comprehensive income attributable to non-controlling interest		(1,624)	0	(11,296)	0
Comprehensive income attributable to controlling interest		$ 447,399	156,254	$ 565,758	525,285	2,360,883	983,230	877,857
Earnings per share of Class A ordinary shares (1):
Basic (in dollars per share)	[1]	$ 0.09		$ 0.09
Diluted (in dollars per share)	[1]	$ 0.09		$ 0.09
Weighted-average shares of Class A shares outstanding (1):
Basic (in shares)	[1]	353,979		353,979
Diluted (in shares)	[1]	353,980		353,980
Financial Royalty Assets
Revenues		$ 474,177	416,945	$ 937,021	799,161	1,648,837	1,524,816	1,539,417
Intangible Royalty Assets
Revenues		33,445	35,476	68,428	78,722	145,775	134,118	38,090
Royalty Income, Other
Revenues		$ 3,310	$ 5,187	$ 6,362	$ 14,608	$ 19,642	$ 135,960	$ 20,423

[1]	Represents earnings per share of Class A ordinary shares and weighted-average Class A ordinary shares outstanding for the period from June 16, 2020 through June 30, 2020, the period following our initial public offering (see Note 13).